Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information
Registrant name	Travelers Companies, Inc.
Central index key	0000086312
Document type	8-K
Document period end date	Mar. 31, 2017
Amendment flag	false